FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES (Details 2) - COP ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		$ 17,361,475	$ 16,377,253
Trading equity securities [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		1,639,948	1,517,830
Financial assets at fair value through profit or loss, category [member] | Trading equity securities [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	[1]	1,101,461	988,455
Financial assets at fair value through other comprehensive income, category [member] | Trading equity securities [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		$ 538,487	$ 529,375

[1]	The growth is mainly due to the increase of the Sura Assets Management fair value by COP 69,162 at the end of the year 2018. In accordance with the price conditions agreed with Caisse de Dépôt et Placement du Québec (CDPQ) for the sale of this investment, the total Bank’s shareholding will be sold for (USD 135,173) COP 439,279.